Cash and stock-based compensation plans (Details 1) - Key management personnel of entity or parent [member] - Restricted Stocks [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) NumberofShare	Dec. 31, 2016 USD ($) NumberofShare	Dec. 31, 2015 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning | NumberofShare	167,436	162,748	163,712
Number of Shares, Granted | NumberofShare	25,289	91,454	63,244
Number of Shares, Forfeited | NumberofShare	(71,401)	(21,408)	0
Number of Shares, Vested | NumberofShare	(70,519)	(65,358)	(64,208)
Number of Shares, Outstanding at End | NumberofShare	50,805	167,436	162,748
Number of Shares, Expected to vest | NumberofShare	50,805
Weighted average grand date fair value Outstanding at beginning	$ 19.35	$ 19.74	$ 18.18
Weighted average grand date fair value, Granted	25.70	18.26	21.67
Weighted average grand date fair value, Forfeited	18.61	17.69
Weighted average grand date fair value, Vested	19.76	18.83	17.67
Weighted average grand date fair value, Outstanding at End	$ 21.07	$ 19.35	$ 19.74
Weighted average remaining contractual term, Outstanding	2.02 years
Weighted average grand date fair value, Expected to vest	$ 21.07
Weighted average remaining contractual term, Expected to vest	2.02 years
Aggregate Intrinsic value, Outstanding	$ 518
Aggregate Intrinsic value, Expected to vest	$ 296